SEI INSTITUTIONAL MANAGED TRUST

High Yield Bond Fund
(the "Fund")

Supplement Dated December 17, 2021
to the Class F Shares Prospectus, dated January 31, 2021, as amended on July 2, 2021 and November 2, 2021 ("Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Beginning in December 2021, the allocated portion of the Fund's assets currently managed by Ares Management LLC will be managed by Ares Capital Management II LLC. This is the result of an internal reorganization of the sub-adviser, which did not result in a change in control, nor any changes to the sub-advisory fees paid by the Fund. There also are no changes to the portfolio management personnel responsible for the management of the Fund.

Effective immediately, all references to "Ares Management LLC" are hereby deleted and replaced with "Ares Capital Management II LLC" in the appropriate alphabetical order thereof.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1376 (12/21)

SEI INSTITUTIONAL MANAGED TRUST

High Yield Bond Fund
(the "Fund")

Supplement Dated December 17, 2021
to the Class I Shares Prospectus, dated January 31, 2021, as amended on July 2, 2021 and
November 2, 2021 ("Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Beginning in December 2021, the allocated portion of the Fund's assets currently managed by Ares Management LLC will be managed by Ares Capital Management II LLC. This is the result of an internal reorganization of the sub-adviser, which did not result in a change in control, nor any changes to the sub-advisory fees paid by the Fund. There also are no changes to the portfolio management personnel responsible for the management of the Fund.

Effective immediately, all references to "Ares Management LLC" are hereby deleted and replaced with "Ares Capital Management II LLC" in the appropriate alphabetical order thereof.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1377 (12/21)

SEI INSTITUTIONAL MANAGED TRUST

High Yield Bond Fund
(the "Fund")

Supplement Dated December 17, 2021
to the Class Y Shares Prospectus, dated January 31, 2021, as amended on May 27, 2021,
July 2, 2021 and November 2, 2021 ("Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Beginning in December 2021, the allocated portion of the Fund's assets currently managed by Ares Management LLC will be managed by Ares Capital Management II LLC. This is the result of an internal reorganization of the sub-adviser, which did not result in a change in control, nor any changes to the sub-advisory fees paid by the Fund. There also are no changes to the portfolio management personnel responsible for the management of the Fund.

Effective immediately, all references to "Ares Management LLC" are hereby deleted and replaced with "Ares Capital Management II LLC" in the appropriate alphabetical order thereof.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1378 (12/21)

SEI INSTITUTIONAL MANAGED TRUST

High Yield Bond Fund
(the "Fund")

Supplement Dated December 17, 2021
to the Statement of Additional Information, dated January 31, 2021, as amended on July 2,
2021, July 27, 2021, October 22, 2021 and November 2, 2021 ("SAI")

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Beginning in December 2021, the allocated portion of the Fund's assets currently managed by Ares Management LLC will be managed by Ares Capital Management II LLC. This is the result of an internal reorganization of the sub-adviser, which did not result in a change in control, nor any changes to the sub-advisory fees paid by the Fund. There also are no changes to the portfolio management personnel responsible for the management of the Fund.

Effective immediately, all references to "Ares Management LLC" are hereby deleted and replaced with "Ares Capital Management II LLC" in the appropriate alphabetical order thereof.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1379 (12/21)